COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Other financial assets	$ 57,533,129	$ 37,666,571
Allowances for loan losses
Other financial assets
Other financial assets	(2,975,440)	(2,491,954)
Participation certificate in financial trusts | Gross carrying amount
Other financial assets
Other financial assets	367,581	1,587,174
Investments in Asset Management and Other Services | Gross carrying amount
Other financial assets
Other financial assets	5,498,807	5,039,415
Other investments [member] | Gross carrying amount
Other financial assets
Other financial assets	8,296,522	3,390,840
Receivable from spot sales pending settlement [member] | Gross carrying amount
Other financial assets
Other financial assets	12,899,276	11,962,221
Several debtors [member] | Gross carrying amount
Other financial assets
Other financial assets	32,838,619	16,470,374
Miscellaneous debtors for credit card operations [member] | Gross carrying amount
Other financial assets
Other financial assets	$ 607,764	$ 1,708,501